BASIS OF PREPARATION	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
BASIS OF PREPARATION

NOTE 2 – BASIS OF PREPARATION

1.	Significant accounting policy

Statement of Compliance

These unaudited condensed consolidated interim financial statements of the Company are as of June 30, 2026, and presented in US dollars which is the Company’s reporting currency. The Company’s functional currency is the New Israeli Shekel. These unaudited condensed consolidated interim financial statements have been prepared in accordance with the requirements of International Accounting Standard IAS 34 “Interim Financial Reporting” as issued by the IASB. They do not include all the information required in annual financial statements in accordance with IFRS accounting standards and should be read in conjunction with the annual financial statements of the Company for the year ended December 31, 2025.

The policies applied in these condensed consolidated interim financial statements are based on IFRS accounting standards effective as of January 1, 2025, and are consistent with those included in the Company’s annual financial statements for the year ended December 31, 2025.

Basis of Consolidation

The financial results of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. Intercompany balances and transactions and any unrealized income and expenses arising from such transactions are eliminated upon consolidation.

Basis of measurement

These condensed consolidated interim financial statements have been prepared on a going concern basis, under the historical cost basis, except for financial instruments which have been measured at fair value.

Financial assets

Financial assets are recognized when the Company becomes a party to the contractual provisions of the instrument and are initially measured at fair value. Transaction costs are added to or deducted from the fair value of financial assets that are not measured at FVTPL. Subsequent measurement depends on the Company’s business model and contractual cash flow characteristics. Investments in marketable equity securities are classified at FVTPL. Changes in fair value, including realized and unrealized gains and losses on disposal or remeasurement, are recognized in profit or loss. Purchases and sales are recognized on the trade date. Financial assets are derecognized when contractual rights expire or substantially all risks and rewards are transferred.

2.	Critical Estimates and Assumptions

The preparation of the Company’s financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. Actual outcomes could differ from these estimates. The Company’s financial statements include estimates which, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the Company’s financial statements and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and also in future periods when the revision affects both current and future periods.

The functional currency for each of the Company’s subsidiaries is the currency of the primary economic environment in which the respective entity operates; the Company has determined the functional currency of each entity to be the New Israeli Shekel. Such determination involves certain judgements to identify the primary economic environment. The Company reconsiders the functional currency of its subsidiaries if there is a change in events and/or conditions which determine the primary economic environment. During the six months ended June 30, 2026, there have been no such changes. The Company’s presentation currency is the US dollar.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS FOR THE THREE AND SIX MONTHS ENDED JUNE 30, 2026

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)

NOTE 2 – BASIS OF PREPARATION (CONTINUED)

3.	Standards-issued-but-not-yet-effective disclosure

There are a number of standards, amendments to standards, and interpretations which have been issued by the IASB that are effective in future accounting periods that the Company has decided not to adopt early.

In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements. This standard aims to improve the consistency and clarity of financial statement presentation and disclosures by providing updated guidance on the structure and content of financial statements. Key changes include enhanced requirements for the presentation of financial performance, financial position, and cash flows, as well as additional disclosures to improve transparency and comparability. In addition, IFRS 18 requires entities to classify income and expenses into five categories, three of which are new – i.e. operating, investing and financing – and the income tax and discontinued operation categories. The new standard sets out detailed requirements for classifying income and expenses into each category. These amendments are effective for annual periods beginning on or after January 1, 2027. The Company is currently assessing the impact that the adoption of IFRS 18 will have on its consolidated financial statements.

The Company is currently assessing the impact of this new accounting standard since it has not adopted yet.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS FOR THE THREE AND SIX MONTHS ENDED JUNE 30, 2026

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)